CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Millions, Rp in Billions	Attributable to owners of the parent company IDR (Rp)	Capital stock IDR (Rp)	Additional paid-in capital IDR (Rp)	Treasury stock IDR (Rp)	Retained earnings IDR (Rp)	Other reserves IDR (Rp)	Non-controlling interests IDR (Rp)	IDR (Rp)	USD ($)
Balance (Previously stated) at Dec. 31, 2022	Rp 129,224	Rp 4,953	Rp 1,977		Rp 121,730	Rp 564	Rp 19,851	Rp 149,075
Balance (Adjustment) at Dec. 31, 2022	(5,666)				(5,666)			(5,666)
Balance at Dec. 31, 2022	123,558	4,953	1,977		116,064	564	19,851	143,409
Net comprehensive income for the year
Profit for the year | Previously stated								32,068
Profit for the year	23,053				23,053		7,641	30,694
Other comprehensive income (loss)	(1,478)				(1,414)	(64)	24	(1,454)
Net comprehensive income (loss) for the year | Previously stated								30,614
Net comprehensive income (loss) for the year	21,575				21,639	(64)	7,665	29,240
Transaction with owners recorded directly in equity
Differences in non-controlling interest ownership acquisition transactions of subsidiary	6				6			6
Cash dividend	(16,603)				(16,603)		(9,803)	(26,406)
Repurchase of non-controlling interest shares							(31)	(31)
Changes in non-controlling interest							22	22
Additional capital contributions from non-controlling interest of subsidiaries							2,955	2,955
Net transactions with owners	(16,597)				(16,597)		(6,857)	(23,454)
Balance (Previously stated) at Dec. 31, 2023								156,235
Balance at Dec. 31, 2023	128,536	4,953	1,977		121,106	500	20,659	149,195
Net comprehensive income for the year
Profit for the year | Previously stated								30,725
Profit for the year	22,365				22,365		7,114	29,479
Other comprehensive income (loss)	785				526	259	110	895
Net comprehensive income (loss) for the year | Previously stated								31,620
Net comprehensive income (loss) for the year	23,150				22,891	259	7,224	30,374
Transaction with owners recorded directly in equity
Differences in value of restructuring transactions of entities under common control	(401)				(401)		(158)	(559)
Cash dividend	(17,683)				(17,683)		(7,099)	(24,782)
Repurchase of non-controlling interest shares							(704)	(704)
Changes in non-controlling interest							14	14
Additional capital contributions from non-controlling interest of subsidiaries							322	322
Net transactions with owners	(18,084)				(18,084)		(7,625)	(25,709)
Balance (Previously stated) at Dec. 31, 2024								162,146
Balance at Dec. 31, 2024	133,602	4,953	1,977		125,913	759	20,258	153,860
Net comprehensive income for the year
Profit for the year	17,486				17,486		6,482	23,968	$ 1,438
Other comprehensive income (loss)	140				(221)	361	(14)	126	8
Net comprehensive income (loss) for the year	17,626				17,265	361	6,468	24,094	1,446
Transaction with owners recorded directly in equity
Cash dividend	(21,047)				(21,047)		(7,359)	(28,406)
Treasury stock	(30)			Rp (30)			(79)	(109)
Repurchase of non-controlling interest shares							(6)	(6)
Additional capital contributions from non-controlling interest of subsidiaries							270	270
Net transactions with owners	(21,077)			(30)	(21,047)		(7,174)	(28,251)
Balance at Dec. 31, 2025	Rp 130,151	Rp 4,953	Rp 1,977	Rp (30)	Rp 122,131	Rp 1,120	Rp 19,552	Rp 149,703	$ 8,977